Other current assets (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other current assets
Receivables from the Ministry of Transport and Infrastructure of Turkey	₺ 306,806	₺ 224,563
Prepaid taxes	196,019	6,918
Prepaid expenses	174,643	163,657
Advances given to suppliers	96,952	48,141
VAT receivable	90,645	49,490
Receivables from tax office	12,276	20,864
Other	31,779	45,353
Other current assets	₺ 909,120	₺ 558,986